Income Taxes (Schedule Of Reconciliation Of Unrecognized Tax Benefits Related To Uncertain Tax Positions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions
Beginning balance	$ 100
Increases related to tax positions taken during the current year	41	$ 100
Effect of exchange rate	(10)
Ending balance	$ 131	$ 100